Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Parenthetical) (Details) ¥ in Millions, $ in Millions		3 Months Ended		12 Months Ended
	Jan. 01, 2021 CNY (¥)	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Other Payables And Other Liabilities [Line Items]
Ordinary shares issued | shares		24,757,517	24,757,517
Issuance of ordinary shares		¥ 803	$ 123			¥ 12
Proceed from issuance of shares		437	67
Business cooperation arrangements in turn of contents cooperation		¥ 365	$ 56
Lock up period of shares		3 years	3 years
Payments of cash in relation to put right				¥ 437	$ 67
Equity-settled share-based compensation				¥ 365	$ 56
Expiry Of Puttable Ordinary Shares | ¥	¥ 535